Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Commitments and contingencies
Short term borrowings | ¥		¥ 565,000,000	¥ 50,208,800
Interests payable | ¥		¥ 26,770,972
VC funds
Commitments and contingencies
Investment committed | $	$ 10,000,000
Capital Contribution | $	$ 2,555,605